UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Mutuals Advisors, Inc
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Address:    700 N. Pearl St
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            Suite 900
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            Dallas, TX 75201
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Form 13F File Number:   28- 12695
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E. Scott
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Title:      Chief Compliance Officer
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

         /s/ David E. Scott            New York, New York           08/14/08
      ---------------------------   --------------------------   --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
   ----------                 ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                            ------------------------------
Form 13F Information Table Entry Total:     50
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Form 13F Information Table Value Total:     $156,377
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name
       28-
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

13F: All Funds as of 6/30/08

Name of Issuer                 Title of Class      CUSIP       Market       Shares/     Investment    Other Managers  Sole   Shared
                                                               Value $     Quantity     Discretion
                                                              (x1,000)
ALTRIA GROUP INC                             COM  02209S103         5911      287,500     OTHER      GNI Capital, Inc.       287,500
ANHEUSER BUSCH COS INC                       COM  035229103         1553       25,000     OTHER      GNI Capital, Inc.        25,000
AT&T INC                                     COM  00206R102          404       12,000     OTHER      GNI Capital, Inc.        12,000
BOEING CO                                    COM  097023105         7722      117,500     OTHER      GNI Capital, Inc.       117,500
BRITISH AMERN TOB PLC              SPONSORED ADR  110448107         8829      127,500     OTHER      GNI Capital, Inc.       127,500
CITIGROUP INC                                COM  172967101          226       13,500     OTHER      GNI Capital, Inc.        13,500
DIAGEO P L C                        SPON ADR NEW  25243Q205        10526      142,500     OTHER      GNI Capital, Inc.       142,500
GENERAL DYNAMICS CORP                        COM  369550108         5684       67,500     OTHER      GNI Capital, Inc.        67,500
HOLOGIC INC                                  COM  436440101          349       16,000     OTHER      GNI Capital, Inc.        16,000
HORMEL FOODS CORP                            COM  440452100          298        8,600     OTHER      GNI Capital, Inc.         8,600
IMPERIAL TOBACCO GROUP PLC         SPONSORED ADR  453142101         5198       70,000     OTHER      GNI Capital, Inc.        70,000
INTERNATIONAL GAME TECHNOLOGY                COM  459902102         6807      272,500     OTHER      GNI Capital, Inc.       272,500
ISHARES INC                       MSCI CHILE IND  464286640          639       14,000     OTHER      GNI Capital, Inc.        14,000
ISHARES INC                          MSCI TAIWAN  464286731         1201       85,000     OTHER      GNI Capital, Inc.        85,000
ISHARES LEHMAN TREAS INF PROTE     US TIPS BD FD  464287176         1079       10,000     OTHER      GNI Capital, Inc.        10,000
ISHARES TR                        MSCI EMERG MKT  464287234         2712       20,000     OTHER      GNI Capital, Inc.        20,000
ISHARES TR                           S+P GBL FIN  464287333          328        5,500     OTHER      GNI Capital, Inc.         5,500
ISHARES TR                         MSCI EAFE IDX  464287465          481        7,000     OTHER      GNI Capital, Inc.         7,000
ISHARES TR                        RUSSELL1000GRW  464287614         3314       60,000     OTHER      GNI Capital, Inc.        60,000
ISHARES TR                          MSCI GRW IDX  464288885         2119       30,000     OTHER      GNI Capital, Inc.        30,000
ISHARES TR MBS FIXED BDFD         MBS FIXED BDFD  464288588         1518       15,000     OTHER      GNI Capital, Inc.        15,000
LAS VEGAS SANDS CORP                         COM  517834107         4270       90,000     OTHER      GNI Capital, Inc.        90,000
LILLY ELI & CO                               COM  532457108          669       14,500     OTHER      GNI Capital, Inc.        14,500
LOCKHEED MARTIN CORP                         COM  539830109         7597       77,000     OTHER      GNI Capital, Inc.        77,000
LORILLARD INC                                COM  544147101        10478      151,500     OTHER      GNI Capital, Inc.       151,500
MEDCO HEALTH SOLUTIONS INC                   COM  58405U102          401        8,500     OTHER      GNI Capital, Inc.         8,500
MGM MIRAGE                                   COM  552953101         3897      115,000     OTHER      GNI Capital, Inc.       115,000
NORTHROP GRUMMAN CORP                        COM  666807102         3479       52,000     OTHER      GNI Capital, Inc.        52,000
NYSE EURONEXT                                COM  629491101          329        6,500     OTHER      GNI Capital, Inc.         6,500
OIL SVC HOLDRS TR                  DEPOSTRY RCPT  678002106         2220       10,000     OTHER      GNI Capital, Inc.        10,000
OPEN JT STK CO-VIMPEL COMMUNIC     SPONSORED ADR  68370R109          341       11,500     OTHER      GNI Capital, Inc.        11,500
OPTIONSXPRESS HLDGS INC                      COM  684010101          324       14,500     OTHER      GNI Capital, Inc.        14,500
OSI PHARMACEUTICALS INC                      COM  671040103          413       10,000     OTHER      GNI Capital, Inc.        10,000
PHILIP MORRIS INTL INC                       COM  718172109        14570      295,000     OTHER      GNI Capital, Inc.       295,000
POWERSHARES ETF TRUST             FTSERAFI FINAN  73935X237         1037       35,000     OTHER      GNI Capital, Inc.        35,000
POWERSHARES ETF TRUST             HLTHCR SEC POR  73935X351          908       36,000     OTHER      GNI Capital, Inc.        36,000
POWERSHARES ETF TRUST             FTSE RAFI 1000  73935X583         1754       36,000     OTHER      GNI Capital, Inc.        36,000
POWERSHS DB US DOLLAR INDEX TR    DOLL INDX BULL  73936D107          450       20,000     OTHER      GNI Capital, Inc.        20,000
PROSHARES TR                      ULTRA QQQ PSHS  74347R206          954       13,000     OTHER      GNI Capital, Inc.        13,000
PROSHARES TR ULTRA S&P 500         ULTRA S&P 500  74347R107          801       13,000     OTHER      GNI Capital, Inc.        13,000
RAYTHEON CO                              COM NEW  755111507         7373      131,000     OTHER      GNI Capital, Inc.       131,000
ROCKWELL COLLINS INC                         COM  774341101         2230       46,500     OTHER      GNI Capital, Inc.        46,500
RYDEX ETF TRUST                  S&P 500 PUR GRW  78355W403         2136       61,300     OTHER      GNI Capital, Inc.        61,300
SELECT SECTOR SPDR TR               SBI INT-TECH  81369Y803         1833       80,000     OTHER      GNI Capital, Inc.        80,000
SPDR SERIES TRUST                 S&P OILGAS EXP  78464A730         2460       35,000     OTHER      GNI Capital, Inc.        35,000
SPIRIT AEROSYSTEMS HLDGS INC            COM CL A  848574109         4699      245,000     OTHER      GNI Capital, Inc.       245,000
TENET HEALTHCARE CORP                        COM  88033G100          473       85,000     OTHER      GNI Capital, Inc.        85,000
WISDOMTREE TRUST                  JP SMALLCP DIV  97717W836         1546       35,000     OTHER      GNI Capital, Inc.        35,000
WMS INDS INC                                 COM  929297109         6549      220,000     OTHER      GNI Capital, Inc.       220,000
WYNN RESORTS LTD                             COM  983134107         5288       65,000     OTHER      GNI Capital, Inc.        65,000